Information about the main subsidiaries (Details) - ARS ($) $ in Millions		1 Months Ended	12 Months Ended
		Feb. 14, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest %		100.00%
Current Assets			$ 141,276	$ 149,432
Non-current Assets			333,358	377,424
Current Liabilities			73,959	72,930
Non-current Liabilities			314,856	334,411
Net assets			474,634	526,856
Revenues			69,767	58,824	$ 59,669
Net income / (loss)			(26,847)	23,237	3,048
Total comprehensive income / (loss)			(28,264)	32,686	6,518
Cash of Operating activities			18,920	14,287	13,244
Cash of investing activities			7,829	(21,363)	(3,948)
Cash of financial activities			(19,419)	(4,312)	3,453
Net Increase (decrease) in cash and cash equivalents			7,330	(11,388)	12,749
Dividends distribution to non-controlling shareholders			$ 2,092	$ 2,077	$ 4,171
Elron [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest %	[1]		38.94%	49.70%
Current Assets			$ 3,163	$ 3,007
Non-current Assets			2,638	2,505
Current Liabilities			370	392
Non-current Liabilities			48	37
Net assets			5,383	5,083
Book value of non-controlling interests			3,235	3,658
Revenues
Net income / (loss)			(739)	(797)
Total comprehensive income / (loss)			(636)	(124)
Total comprehensive profit / (loss) attributable to non-controlling interest			1,485	(793)
Cash of Operating activities			(708)	(509)
Cash of investing activities			145	534
Cash of financial activities			936	(205)
Net Increase (decrease) in cash and cash equivalents			373	(180)
Dividends distribution to non-controlling shareholders				$ 241
PBC [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest %	[1]		31.20%	35.60%
Current Assets			$ 44,712	$ 36,801
Non-current Assets			165,432	169,114
Current Liabilities			17,987	24,943
Non-current Liabilities			145,893	140,980
Net assets			46,264	39,992
Book value of non-controlling interests			33,421	33,806
Revenues			12,637	9,619
Net income / (loss)			4,865	4,602
Total comprehensive income / (loss)			5,300	(282)
Total comprehensive profit / (loss) attributable to non-controlling interest			3,659	1,649
Cash of Operating activities			6,354	4,781
Cash of investing activities			750	42
Cash of financial activities			2,047	(1,853)
Net Increase (decrease) in cash and cash equivalents			9,151	2,970
Dividends distribution to non-controlling shareholders			$ 1,635	$ 1,115
Cellcom [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest %	[1],[2]		55.90%	57.90%
Current Assets	[2]		$ 32,155	$ 32,958
Non-current Assets	[2]		41,334	43,013
Current Liabilities	[2]		19,086	19,604
Non-current Liabilities	[2]		40,248	40,619
Net assets	[2]		14,155	15,748
Book value of non-controlling interests	[2]		8,940	9,943
Revenues	[2]		33,259	29,784
Net income / (loss)	[2]		(1,066)	(792)
Total comprehensive income / (loss)	[2]		(1,076)	8
Total comprehensive profit / (loss) attributable to non-controlling interest	[2]		(946)	(784)
Cash of Operating activities	[2]		7,014	6,218
Cash of investing activities	[2]		(6,027)	(4,004)
Cash of financial activities	[2]		1,166	594
Net Increase (decrease) in cash and cash equivalents	[2]		2,153	2,808
Dividends distribution to non-controlling shareholders	[2]
IRSA CP [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest %	[1]		17.65%	13.66%
Current Assets			$ 17,186	$ 16,589
Non-current Assets			63,813	89,618
Current Liabilities			4,056	4,070
Non-current Liabilities			36,330	42,686
Net assets			40,613	59,452
Book value of non-controlling interests			2,178	2,244
Revenues			10,171	10,895
Net income / (loss)			(18,138)	14,237
Total comprehensive income / (loss)			(18,138)	14,237
Total comprehensive profit / (loss) attributable to non-controlling interest			(105)	507
Cash of Operating activities			3,910	4,916
Cash of investing activities			(3,469)	(6,806)
Cash of financial activities			(1,841)	3,470
Net Increase (decrease) in cash and cash equivalents			(1,400)	1,580
Dividends distribution to non-controlling shareholders			$ 705	$ 1,283

[1]	Corresponds to the direct interest from the Group.
[2]	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes (47.2%) vis-a-vis other shareholders, also taking into account the historic voting performance in the Shareholders' Meetings.